5. Adoption of standards, amendments/interpretations of existing standards and standards issued but not yet effective	12 Months Ended
Dec. 31, 2018
Adoption Of Standards Amendmentsinterpretations Of Existing Standards And Standards Issued But Not Yet Effective
Adoption of new standards, amendments/interpretations of existing standards and standards issued but not yet effective

5.1.   New and amended standards and interpretations

In 2018, the Group applied amendments and new interpretations to IFRSs issued by IASB, which were effective for accounting periods beginning on or after January 1, 2018. The main new standards adopted are as follows:

Statement	Description	Impact

IFRS 9 – Financial Instruments	Several changes in classification and measurement, mainly in the measurement of impairment of financial assets and hedge accounting.	Reclassification of financial assets impacting Shareholders' Equity and increase of impairment losses. See note 5.1.4
IFRS 15 – Revenue from contracts with customers	Applies a principle-based model and a definitive guide as when to recognize revenue. It also introduces new disclosures.	Reclassification between lines related to rebates received from suppliers. See note 5.1.4
IFRS 2 - Classification and measurement of share based payment	Between other changes describes modifications of settled options of shares.	Reclassification of withholding taxes for shareholders' equity. See note 5.1.4
IFRS 10 and IAS 28 improvements – Sale or asset contribution between investor and associate or Joint Venture	In case of assets sale or asset contribution between investor and associates or joint venture, the transaction will only be recognized in profit and loss if the transaction is done with unrelated third party.	The adoption of this standard had no significant impact on the financial statements.

5.1.1.          IFRS 15 Revenue from contracts with customers

IFRS 15 supersedes IAS 11, Construction Contracts, IAS 18, Revenue, and related interpretations and it applies, with limited exceptions, to all revenue arising from contract with customers. IFRS 15 establishes a five-step model to account for revenue arising from contacts with customers and requires that revenue to be recognized at an amount that reflects the consideration to which and entity expects to be entitled in exchange for transferring good or services  to a customer.

IFRS 15 requires entities to exercise judgement, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers. The standard also  specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract. In addition, the standard requires extensive disclosures.

The Group adopted IFRS 15 using the full retrospective method of adoption.

The effect of the adoption of IFRS 15 resulted in the presentation of rebates received from suppliers related to trade marketing as a reduction of cost of sales (see note 5.1.4). These rebates were previously reported as a reduction of marketing expenses and upon adoption of IFRS 15 management determined that the Company does not have any performance obligation associated with the amounts received from the suppliers.

5.1.2  IFRS 9, Financial Instruments

IFRS 9, Financial Instruments, replaces IAS 39, Financial Instruments: Recognition and Measurement, for annual periods beginning on or after January 1, 2018, bringing together all the three aspects os accounting for financial instruments: classification and measurement; impairment; and hedge accounting.

Transition – The Group applied IFRS 9 using full retrospective method, except as described below. The Group concluded on the following matters based on facts and circumstances that existed on the date of initial adoption:

·  Determination of the business model in which a financial asset is held.

·  Designation and cancellation of prior designations of certain financial assets and liabilities measured at FVPL.

·  Determinations of variables related to estimates of impairment.

·  Designation of certain investments in equity instruments not held for trading at FVOCI.

All hedge relationships designated in IAS 39 on December 31, 2017 met the criteria for hedge accounting pursuant to IFRS 9 on January 1, 2018 and are, therefore, considered as continuing hedge relationships.

The adoption of IFRS 9 did not have a significant impact on the Group’s accounting policies related to financial liabilities and derivative financial instruments.

i)    Classification and measurement of Financial Assets and Liabilities

Financial instruments at FVOCI – On December 31, 2017, the amount under continuing operations was R$12 (R$6 on January 1, 2017 and R$3 on January 1, 2016) and the amount under discontinued operations was R$64 (R$ 54 on January 1, 2017 and R$5 on January 1, 2016)

ii)   Impairment of financial assets

Impact of the new impairment loss model – The Group determined that the application of the requirements for impairment under IFRS 9 resulted in an additional impairment on accounts receivable of R$6, R$9 and R$11 in continuing operations at December 31, 2017, December 31,2016, and January 1, 2016, respectively.

The additional impairment in discontinued operations is as follows:

	Discontinued operations
	2017	01.01.2017	01.01.2016
Accounts receivable from credit card operators	24	1	1
Consumer financing CDCI	131	139	124
Accounts receivable from freight companies	9	9	8
Accounts receivable b2b	11	8	1
Total	175	157	134

5.1.3.          Amendments to IFRS 2 Classification and Measurement of Share-based Payment Transactions

The Group applied the amendments IFRS 2, Share-based payment, to account for the withholding of income tax associated with the share-based payment to employees. Consequently, the withhold tax was accounted for as a deduction of shareholders’ equity, except to the extent that the payment exceeds the fair value on the date of settlement by the net value of the own equity instruments withheld. As such, the liability related to the withheld liabilities in the amount of R$13 in continuing operations, and R$8 in discontinued operations was reclassified to shareholders equity on the initial date of adoption, i.e. January 1, 2018.

5.1.4.          Effects of the application of new standards

The effect of the retrospective adoption of IFRS 15, IFRS 9 as of January 1, 2018, with impacts on the statement of income for the year ended December 31, 2017 and 2016, balance sheets on December 31, 2017 and  January 1, 2017 (derived from December 31, 2016), statements of cash flows on December 31, 2017, and 2016 are as follows:

Balance Sheet	01.01.2017
	As originally reported	Effects IFRS9	Equity effects (*)	As restated

Trade receivables	543	(8)	-	535
Other receivables	126	(7)	-	119
Assets held for sale	20,303	(148)	(2)	20,153
Total current assets	31,651	(163)	(2)	31,486

Deferred income tax and social contribution	170	4	-	174
Investments in associates	316	-	(5)	311
Total noncurrent assets	13,566	4	(5)	13,565
Total assets	45,217	(159)	(7)	45,051

Provision for losses on investment in associates	22	-	14	36
Total noncurrent liabilities	5,038	-	14	5,052

Shareholders’ equity	9,860	(75)	(20)	9,765
Non-controlling interest	2,737	(84)	(1)	2,652
Total shareholders’ equity	12,597	(159)	(21)	12,417
Total liabilities and shareholders’ equity	45,217	(159)	(7)	45,051

Balance Sheet	2017
	As originally reported	Effects IFRS9	Equity effects (*)	As restated
Trade receivables	632	(14)	-	618
Other receivables	271	(4)	-	267
Assets held for sale	22,961	(178)	(8)	22,775
Total current assets	33,220	(196)	(8)	33,016

Deferred income tax and social contribution	121	4	-	125
Investments in associates	177	-	(21)	156
Total noncurrent assets	14,708	4	(21)	14,691
Total assets	47,928	(192)	(29)	47,707

Provision for losses on investment in associates	165	-	30	195
Total noncurrent liabilities	5,644	-	30	5,674

Shareholders’ equity	10,333	(90)	(55)	10,188
Non-controlling interest	2,959	(101)	(5)	2,853
Total shareholders’ equity	13,292	(191)	(60)	13,041
Total liabilities and shareholders’ equity	47,928	(191)	(30)	47,707

Statements of Operations	2016
	As originally reported	Effects IFRS15	Effects IFRS9	Equity effects (*)	As restated

Cost of Sales	(31,933)	279	-	-	(31,654)
Gross Profit	9,521	279	-	-	9,800
Operating Expenses, Net
Selling Expenses	(6,567)	(215)	1	-	(6,781)
General and Administrative Expenses	(884)	(64)	-	-	(948)
Share of Profit of Associates	60	-	-	(39)	21
Income before Income Tax and Social Contribution	(47)	-	1	(39)	(85)
Income Tax and Social Contribution	(24)	-	-	-	(24)
Net Income from Continuing Operations	(71)	-	1	(39)	(109)
Net Income from Discontinued Operations	(1,005)	-	(17)	(14)	(1,036)
Net Income for the Year	(1,076)	-	(16)	(53)	(1,145)
Attributed to:
Net Income from Continuing Operations	(71)	-	1	(39)	(109)
Net Income from Discontinued Operations	(411)	-	(7)	(6)	(424)
Total of Controlling Shareholders	(482)	-	(6)	(45)	(533)

Non-controlling shareholders from discontinued operations	(594)	-	(10)	(8)	(612)
Total of non-controlling shareholders	(594)	-	(10)	(8)	(612)

Statement of Cash Flows	2016
	As originally reported	Effects IFRS9	Equity effects (*)	As restated
Net Cash used in Operating Activities	(1,304)	-	-	(1,304)
Cash Provided by the Operations	2,590	-	-	2,590
Net loss for the year	(1,076)	(16)	(53)	(1,145)
Deferred Income Tax	(113)	(5)	-	(118)
Share of Profit of Subsidiaries and Associates	(81)	-	53	(28)
Allowance for doubtful accounts	609	21	-	630

Statements of Operations	2017
	As originally reported	Effects IFRS15	Effects IFRS9	Equity effects (*)	As restated

Cost of Sales	(33,931)	285	-	-	(33,646)
Gross Profit	10,703	285	-	-	10,988
Operating expenses, net
Selling Expenses	(6,804)	(225)	2	-	(7,027)
General and Administrative Expenses	(972)	(60)	-	-	(1,032)
Share of Profit of Associates	(60)	-	-	(29)	(89)
Income Before Income Tax and Social Contribution	779	-	2	(29)	752
Income Tax and Social Contribution	(297)	-	-	-	(297)
Net Income from Continuing operations	482	-	2	(29)	455
Net Income from Discontinued Operations	383	-	(21)	(6)	356
Net Income for the year	865	-	(19)	(35)	811
Attributed to:
Net Income from Continuing operations	482	-	2	(29)	455
Net Income from Discontinued Operations	137	-	(9)	(3)	125
Total of controlling shareholders	619	-	(7)	(32)	580

Non-controlling shareholders from discontinued operations	246	-	(12)	(3)	231
Total of non-controlling shareholders	246	-	(12)	(3)	231

Statement of Cash Flows	2017
	As originally reported	Effects IFRS9	Equity effects (*)	As restated
Net Cash provided by Operating Activities	1,895	-	-	1,895
Cash Provided by the Operations	3,191	-	-	3,191
Net Income for the year	865	(19)	(35)	811
Deferred Income Tax	(38)	3	-	(35)
Share of Profit of Associates	34	-	35	69
Impairment	-	1	-	1
Allowance for doubtful accounts	722	15	-	737

(*) Effects of the application of IFRS 9 and IFRS 15 in associates.

5.2.   New and revised standards and interpretations already issued and not yet adopted

The Company has not early adopted the following new and revised IFRSs already issued and not yet effective:

Statement	Description	Applicable to annual periods beginning on or after
IFRS 16 – Leases	Requires a review on lease arrangements for both lessors and lessees, replacing IAS 17. The definitions of finance lease disappear, except for short-term leases and contracts involving immaterial amounts.	01/01/2019
IFRIC 23 - Uncertainty over income tax treatments	Clarify the recognition when there are uncertainties over income tax treatments regulated by IAS 12 - Income Taxes.	01/01/2019

5.2.1  IFRS 16 - Leases

IFRS 16 - Leases, was issued in January 16 and replaces IAS 17- Leases, IFRIC 4- Determining whether an Arrangement contains a Lease, SIC-15 - Operating Leases-Incentives and SIC-27- Evaluating the Substance of Transactions. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ’low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognise a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognise the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognise the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Operating lease expense is replaced with depreciation expense related to the right of use and interest expense related to the lease liability. Previously, the Group recognized mainly operating lease expense on a straight-line basis over the term of the lease. Thus, performance indicators such as EBITDA and to a lesser extent current operating income will be positively impacted; conversely, the financial result will be negatively impacted. Net profit will also be affected because the total rental expense is generally higher at the beginning of the lease and decreases over time, unlike a straight-line charge under the current standard. Additionally, net cash from operating activities will be higher as cash payments for the principal portion of the lease liability and the related interest will be classified as cash flows from financing activities.

The Group mainly holds real estate property leases, representing an annual fixed rent expense of R$937 out of a total of R$982 total rent expense in 2018. Initial adoption of IFRS 16 will primarily impact the Group's consolidated financial position through the recognition of a right to use and a related lease liability on stores and warehouses leases, particularly those associated with its food retail segment.

5.3.   New and revised standards and interpretations already issued and not yet adopted

5.2.2  IFRS 16 - Leases

In 2018, the Group continued to collect and analyze the data required for the application of IFRS 16 starting on January 1st, 2019. The Group is implementing a computer software to ensure the fully integrated operational and financial monitoring of these leases.

The Group plans to adopt IFRS 16 retrospectively to each prior reporting period presented, as such the comparative periods will be restated.

The Group will elect to use the exemptions proposed by the standard on the following contracts:

·       Short-term leases (less than 12 months),

·       Leases of low value assets.

Variable lease payments are recognized in profit or loss when the variability is resolved.

The lease term will be the legally enforceable period of the contract and will take into account the options for termination and renewal, the use of which by the Group is reasonably certain.

The discount rate used to calculate the right of use and the lease liability will be determined using some historical data directly attributable to the Group and/or directly observable from the market, such as:

·       The historical borrowing rate of the lessee on similar assets acquisition.

·       The future risk-free curve by maturity

The estimated impact on the opening balance sheet as of January 1, 2019 is as follows:

·       An increase in assets (mainly via the recognition of a right of use) of R$3.7 billion,

·       The recognition of a lease financial liability of R$4.8 billion,

·       An increase in the deferred tax asset of R$0.3 billion,

·       A decrease in equity (net of tax) of R$0.8 billion.

The estimated impacts on the 2018 statement of operations are as follows:

·       A reversal of lease expenses of R$0,9 billion,

·       Recognize the amortization expense of the right to use of R$0.5 billion,

·       Recognize the interest expense of R$0.6 billion,

·       Resulting in a net loss of R$0.1 billion.

The Group has will to disclose the right of use and lease liability in separated lines of the balance sheet.

At December 31, 2018, future minimum lease payments on non-cancelable operating leases on real estate and equipment leases amounted to R$411 in accordance with IAS 17 (note 22), which mainly relate to stores and warehouses. The difference between such amount and the estimated IFRS 16 lease liability is mainly due to:

·  definition of non-cancellable lease criteria under IAS 17, to be reasonably certain under IFRS 16.

·  difference in the methodology used to discount the lease liability under IFRS 16 compared to IAS 17.

5.2.2  IFRIC 23 - Uncertainty over Income Tax Treatments

The IFRIC 23 - Uncertainty Over Income Tax, addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements related to interest and penalties associated with uncertain tax treatments.

The Interpretation specifically addresses the following:

•       Whether an entity considers uncertain tax treatments separately

•       The assumptions an entity makes about the examination of tax treatments by taxation authorities

•       How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates

•       How an entity considers changes in facts and circumstances

An entity has to determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after 1 January 2019, but certain transition reliefs are available. The Group will apply the interpretation from its effective date. There Group does not believe that the adoption of this interpretation will not have significant impacts.

There are no other standards and interpretations issued and not yet adopted that may have a significant impact on net income or shareholders’ equity for the year disclosed by the company in its consolidated financial statements.